Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Leases initial term description	Leases with an initial term of 12 months or less are not recorded on the balance sheet.
Lease terms	3 years
Operating lease, option to renew description	The lease has varying terms, escalation clauses and run for a period of three years with an option to renew the lease after that term.
Operating lease, option to renew	true
Operating lease discounted lease payments using estimated borrowing rate, per annum		5.25%
Amortization expenses	$ 174,788
Operating lease payment	$ 0